FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Notional amount of open forward contracts	$ 1,017	$ 10,332
Notional amount of open call options	3,781
Notional amount of open put options	$ 3,957